Summary of significant accounting policies- VIEs (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2021 USD ($)
Consolidated VIEs
Percentage of VIEs owned by PRC citizens or by PRC entities	100.00%	100.00%
Accounts receivable, net of allowance	¥ 27,076		¥ 19,786
Total assets	1,690,218		1,312,985		$ 257,978
Accrued expenses, accounts payable and other liabilities	260,929		161,536		39,826
Deferred revenue and customer advances	65,647		40,363
Total liabilities	606,584		433,334		$ 92,583
Revenue	717,289	$ 109,480	509,711	¥ 376,844
Net (loss) income	143,284	21,869	140,350	80,234
Net cash provided by (used in) operating activities	231,786	35,378	180,607	150,975
Net cash used in investing activities	(244,194)	(37,271)	(108,072)	(151,060)
Net cash provided by financing activities	30,082	$ 4,591	70,853	(7,392)
Assets, except for registered capital and PRC statutory reserves of VIEs, that can only be used to settle obligations of the respective VIEs	0
Consolidated VIEs
Consolidated VIEs
Cash and cash equivalents and short-term investments	17,295		16,862
Investments in equity method investees and equity securities and other investments	44,125		28,071
Accounts receivable, net of allowance	18,259		14,130
Amounts due from non-VIE subsidiaries of the Company	19,838		18,110
Property and equipment, net and intangible assets, net	7,354		6,573
Others	18,726		13,302
Total assets	125,597		97,048
Amounts due to non-VIE subsidiaries of the Company	94,779		76,101
Accrued expenses, accounts payable and other liabilities	30,684		26,517
Deferred revenue and customer advances	13,103		10,518
Total liabilities	138,566		113,136
Revenue	93,029		81,742	66,674
Net (loss) income	2,557		(1,757)	(7,063)
Net cash provided by (used in) operating activities	329		(253)	4,163
Net cash used in investing activities	(18,445)		(7,289)	(8,503)
Net cash provided by financing activities	¥ 14,463		¥ 9,887	¥ 12,373